Consolidated Statement of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Shareholder Notes Receivable	Total Accumulated Deficit
Balance, value at Dec. 31, 2013	$ (277,056)	$ 16	$ 5,601	$ (307)	$ (282,366)
Balance, shares at Dec. 31, 2013		15,994,877
Compensation expense related to stock option and restricted stock	1,523		1,523
Exercise of options, value	1		1
Exercise of options, shares		82
Vesting of prepaid restricted stock	597		597
Net (loss) income	689				689
Balance, value at Dec. 31, 2014	(274,246)	$ 16	7,722	(307)	(281,677)
Balance, shares at Dec. 31, 2014		15,994,959
Compensation expense related to stock option and restricted stock	1,331		1,331
Cancelation and modification of shareholder notes receivable	706		480	226
Exercise of options, value	$ 39		39
Exercise of options, shares	3,145	3,147
Vesting of prepaid restricted stock	$ 464		464
Net (loss) income	(1,450)				(1,450)
Balance, value at Dec. 31, 2015	$ (273,156)	$ 16	$ 10,036	$ (81)	$ (283,127)
Balance, shares at Dec. 31, 2015		15,998,106
Exercise of options, shares	26,382
Net (loss) income	$ (2,091)
Balance, value at Sep. 30, 2016	$ (212,289)